Offsetting, Enforceable Master Netting Arrangements and Similar Agreements - Summary of Financial Instruments Set Off in Statement of Financial Position (Detail) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	€ 8,811	€ 14,030
Gross amounts of recognized financial liabilities set off in the statement of financial position
Net amounts of financial assets presented in the statement of financial position	8,811	14,030
Related amounts not set off in the statements of financial position, Financial instruments	6,045	8,778
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	2,519	5,224
Net amount	247	27
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	7,043	9,633
Gross amounts of recognized financial assets set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	7,043	9,633
Related amounts not set off in the statements of financial position, Financial instruments	6,768	9,436
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	224	170
Net amount	52	28
Derivatives [member]
Disclosure of offsetting of financial assets and financial liabilities [line items]
Gross amounts of recognized financial assets	8,811	14,030
Gross amounts of recognized financial liabilities set off in the statement of financial position
Net amounts of financial assets presented in the statement of financial position	8,811	14,030
Related amounts not set off in the statements of financial position, Financial instruments	6,045	8,778
Related amounts not set off in the statements of financial position, Cash collateral received (excluding surplus collateral)	2,519	5,224
Net amount	247	27
Financial liabilities subject to offsetting, enforceable master netting arrangements and similar agreements
Gross amounts of recognized financial liabilities	7,043	9,633
Gross amounts of recognized financial assets set off in the statement of financial position	0	0
Net amounts of financial liabilities presented in the statement of financial position	7,043	9,633
Related amounts not set off in the statements of financial position, Financial instruments	6,768	9,436
Related amounts not set off in the statements of financial position, Cash collateral pledged (excluding surplus collateral)	224	170
Net amount	€ 52	€ 28